UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		August 13, 2007
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		81
						----

Form 13F Information Table Value Total:		$696,772
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2 Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	-------- ---------	-------- -------------------	---------- -------- ---------------------------
						Value	 Shares/ SH/	Put/	Investment Other    Voting Authority
Name of Issuer		Class	 CUSIP		(x$1000) Prn Amt Prn	Call	Discretion Managers Sole   Shared    None
--------------		-----	 -----		-------- ------- ---	----	---------- -------- ----   ------    ----
ALCATEL-LUCENT		COM	 013904305	19919	1422765  SH		Sole		    992315	     430450
ALPHA NATURAL RESOURCES	COM	 02076X102	476	22900	 SH		Sole		    21600	     1300
AMERICAN HOME MTG	COM	 02660R107	336	18300	 SH		Sole		    17200	     1100
AMERICAN INTL GROUP	COM	 026874107	33839	483210	 SH		Sole		    273585	     209625
AMGEN INC 		COM	 031162100	1183	21400	 SH		Sole		    21400
APOLLO GROUP INC	COM	 037604105	552	9450	 SH		Sole		    0		     9450
ATWOOD OCEANICS		COM	 050095108	501	7300	 SH		Sole		    6850	     450
AVID TECHNOLOGY INC	COM	 05367P100	1958	55400	 SH		Sole		    46200	     9200
AVNET INC		COM	 053807103	6482	163525	 SH		Sole		    23275	     140250
BAKER HUGHES INTL	COM	 057224107	812	9650	 SH		Sole		    9650
BEARINGPOINT INC	COM	 074002106	538	73600	 SH		Sole		    69200	     4400
BOSTON SCIENTIFIC CORP	COM	 101137107	25990	1694246	 SH		Sole		    969200	     725046
CABOT MICROELECTRONICS	COM	 12709P103	445	12550	 SH		Sole		    11800	     750
CAPITAL ONE FINANCIAL	COM	 14040H105	26111	332880	 SH		Sole		    189927	     142953
CDW CORP		COM	 12512N105	871	10250	 SH		Sole		    10250
CHARLES RIVER LABS INTL	COM	 159864107	903	17500	 SH		Sole		    17500
CHARMING SHOPPES	COM	 161133103	515	47550	 SH		Sole		    44700	     2850
CISCO SYSTEMS INC	COM	 17275R102	746	26800	 SH		Sole		    26800
CITIGROUP INC		COM	 172967101	31223	608748	 SH		Sole		    338515	     270233
COMCAST CORP		COM	 20030N101	17969	639011	 SH		Sole		    358278	     280733
CONSECO INC		COM	 208464883	22628	1083200	 SH		Sole		    604000	     479200
COOPER COMPANIES	COM	 216648402	464	8700	 SH		Sole		    8150	     550
COTT CORP		COM	 22163N106	489	33950	 SH		Sole		    31900	     2050
COUNTRYWIDE FINANCIAL	COM	 222372104	27798	764730	 SH		Sole		    416180	     348550
CROWN HOLDINGS INC	COM	 228368106	532	21300	 SH		Sole		    20000	     1300
CUMULUS MEDIA INC	COM	 231082108	236	25189	 SH		Sole		    23675	     1514
CYTEC INDS INC		COM	 232820100	481	7550	 SH		Sole		    7100	     450
DEL MONTE FOODS 	COM	 24522P103	429	35300	 SH		Sole		    33200	     2100
DELL INC		COM	 24702R101	32710	1145715	 SH		Sole		    647115	     498600
DIEBOLD INC		COM	 253651103	444	8500	 SH		Sole		    8000	     500
EBAY INC		COM	 278642103	840	26100	 SH		Sole		    26100
ELI LILLY & CO		COM	 532457108	3006	53800	 SH		Sole		    16150	     37650
EMC CORP		COM	 268648102	27160	1500555	 SH		Sole		    813155	     687400
ENTERCOM COMMUNICATIONS	COM	 293639100	398	16000	 SH		Sole		    15050	     950
ESTERLINE TECHNOLOGIES 	COM	 297425100	553	11450	 SH		Sole		    10750	     700
FAIR ISAAC & CO INC 	COM	 303250104	1675	41750	 SH		Sole		    40800	     950
FANNIE MAE		COM	 313586109	32523	497821	 SH		Sole		    268060	     229761
FLEETWOOD ENTERPRISES	COM	 339099103	581	64175	 SH		Sole		    60925	     3250
FOOT LOCKER INC		COM	 344849104	2099	96275	 SH		Sole		    79725	     16550
FREDDIE MAC		COM	 313400301	21155	348510	 SH		Sole		    191360	     157150
HERCULES INC		COM	 427056106	468	23800	 SH		Sole		    22350	     1450
HOME DEPOT INC		COM	 437076102	28090	713845	 SH		Sole		    395095	     318750
INTEL CORP		COM	 458140100	4414	185950	 SH		Sole		    38500	     147450
JACKSON HEWITT TAX SVC	COM	 468202106	509	18100	 SH		Sole		    17000	     1100
KENNAMETAL INC		COM	 489170100	697	8500	 SH		Sole		    8050	     450
LOWE'S COMPANIES INC	COM	 548661107	931	30350	 SH		Sole		    30350
MAXIMUS INC		COM	 577933104	384	8850	 SH		Sole		    8300	     550
MICROSOFT CORP		COM	 594918104	24703	838252	 SH		Sole		    476152	     362100
MOLSON COORS BREWING	COM	 60871R209	25100	271470	 SH		Sole		    154520	     116950
MUELLER WATER B		COM	 624758207	399	26609	 SH		Sole		    25003	     1606
NAUTILUS INC		COM	 63910B102	423	35100	 SH		Sole		    33000	     2100
NELNET INC		COM	 64031N108	440	18000	 SH		Sole		    16900	     1100
NIKE CORP		COM	 654106103	1017	17450	 SH		Sole		    17450
OMNICARE INC 		COM	 681904108	24619	682721	 SH		Sole		    381025	     301696
OPENWAVE SYSTEMS INC	COM	 683718308	187	29850	 SH		Sole		    28150	     1700
ORACLE CORP		COM	 68389X105	23222	1178200	 SH		Sole		    640300	     537900
RC2 CORP		COM	 749388104	412	10300	 SH		Sole		    9650	     650
RENAISSANCERE HOLDINGS	COM	 G7496G103	556	8975	 SH		Sole		    8425	     550
RENT-A-CENTER INC	COM	 76009N100	18067	688798	 SH		Sole		    402950	     285848
SANMINA-SCI CORP	COM	 800907107	470	150000	 SH		Sole		    141000	     9000
SANOFI-AVENTIS		COM	 80105N105	24533	609210	 SH		Sole		    379010	     230200
SCHOLASTIC CORP		COM	 807066105	633	17600	 SH		Sole		    16700	     900
SECURITY CAP ASSURANCE	COM	 G8018D107	511	16550	 SH		Sole		    15550	     1000
SIMPSON MFG CO INC	COM	 829073105	405	12000	 SH		Sole		    11300	     700
SOLECTRON CORP		COM	 834182107	421	114300	 SH		Sole		    107550	     6750
SPEEDWAY MOTORSPORTS	COM	 847788106	436	10900	 SH		Sole		    10250	     650
SPRINT NEXTEL CORP	COM	 852061100	30172	1456880	 SH		Sole		    818380	     638500
SYMANTEC CORP		COM	 871503108	706	34950	 SH		Sole		    34950
SYNERON MEDICAL		COM	 M87245102	374	15000	 SH		Sole		    14100	     900
TEXAS INSTRUMENTS INC	COM	 882508104	1648	43800	 SH		Sole		    31500	     12300
THE TRAVELERS COS INC	COM	 89417E109	3475	64950	 SH		Sole		    0		     64950
TIMBERLAND CO		COM	 887100105	529	21000	 SH		Sole		    19750	     1250
TYCO INTERNATIONAL LTD	COM	 G9143X208	29796	881810	 SH		Sole		    570910	     310900
UNITED STATIONERS INC	COM	 913004107	556	8350	 SH		Sole		    7850	     500
UNITEDHEALTH GROUP INC	COM	 91324P102	30721	600720	 SH		Sole		    343870	     256850
WAL-MART STORES INC	COM	 931142103	32483	675188	 SH		Sole		    384390	     290798
WALTER INDUSTRIES INC	COM	 93317Q105	447	15450	 SH		Sole		    14500	     950
WESTERN UNION CO	COM	 959802109	815	39150	 SH		Sole		    39150
WYNDHAM WORLDWIDE	COM	 98310W108	10736	296071	 SH		Sole		    165271	     130800
XL CAPITAL LTD		COM	 G98255105	24061	285450	 SH		Sole		    181550	     103900
YAHOO INC		COM	 984332106	 636 	23450	 SH		Sole		    23450